Note 6 - Share-based Payments - Number of Stock Options Outstanding (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Balance at beginning of period, options	3,025,826	2,453,586	2,453,586
Balance at beginning of period, weighted average exercise price	$ 2.61	$ 0.44	$ 0.44
Issued during the period, options	897,980	174,455	671,253
Issued during the period, weighted average exercise price	$ 13.92		$ 10.22
Exercised during the period, options			(99,013)
Exercised during the period, weighted average exercise price			$ 0.32
Forfeited during the period	(96,854)
Forfeited during the period	$ 10.32
Balance at end of period, options	3,826,952		3,025,826
Balance at end of period, weighted average exercise price	$ 5.07		$ 2.61